S000028687 [Member] Expense Example, No Redemption - Variable Portfolio - Partners International Core Equity Fund	Dec. 31, 2025 USD ($)
Variable Portfolio - Partners International Core Equity Fund Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 85
Expense Example, No Redemption, 3 Years	265
Expense Example, No Redemption, 5 Years	460
Expense Example, No Redemption, 10 Years	1,025
Variable Portfolio - Partners International Core Equity Fund Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	110
Expense Example, No Redemption, 3 Years	343
Expense Example, No Redemption, 5 Years	595
Expense Example, No Redemption, 10 Years	$ 1,317